Stock-Based Compensation - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Details) - $ / shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unvested at beginning of period	230,799	21,040
Number Of Shares Granted	274,832	230,799
Number Of Shares Vested	(312,636)	(113,482)
Number Of Shares Forfeited		(16,572)
Unvested at end of period	274,829	230,799
Weighted-Average Grant-Date Fair Value Unvested at beginning of period	$ 7.47	$ 28.56
Weighted-Average Grant-Date Fair Value Granted	5.14	6.66
Weighted-Average Grant-Date Fair Value Vested	6.10	8.88
Weighted-Average Grant-Date Fair Value Forfeited		7.98
Weighted-Average Grant-Date Fair Value Unvested at end of period	$ 6.00	$ 7.47